Credit Facilities - Financial Covenants (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($)
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt, as defined	$ 5.8
Bank EBITDA, as defined	712.4
Financing and interest expenses, as defined	160.1
Principal amounts outstanding	$ 101.7
Position as at December 31, 2025
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	0.0
Interest Coverage (Minimum Ratio)	4.4
Total Debt to Bank EBITDA (Maximum Ratio)	0.1
Covenant
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	3.5
Interest Coverage (Minimum Ratio)	3.5
Total Debt to Bank EBITDA (Maximum Ratio)	4.0